Notes To The Consolidated Statements Of Cash Flows	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Information [Abstract]
Notes To The Consolidated Statements Of Cash Flows
25 .	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions
During the years ended December
31,
2017 and 2018, the Group purchased financial assets at fair value through profit or loss of HK$1,675,510,800 and HK$203,607,914, respectively, by way of current accounts with fellow subsidiaries. No such item occurred during the year ended December
31,
2019.
During the year ended December
31,
2017, the repayment of margin loans payable of HK$248,183,452 was directly settled by sales proceeds upon the disposal of financial assets at fair value through profit or loss.
On April 10, 2019, the warrant holder exercised the warrants in full and pa
i
d an additional amount of US$10 million for 1,666,666 Class A ordinary shares and therefore, the warrant was reclassified from financial liability to equity.

(b)	Changes in liabilities arising from financing activities

	Margin loans payable	Derivative financial liability	Convertible bond	Total
	HK$	HK$	HK$	HK$
At January 1, 2017	638,350,783	—	—	638,350,783
Cash flow changes from financing activities	(38,557,701)	—	—	(38,557,701)
Released from disposal of financial assets at fair value through profit or loss	(248,183,452)	—	—	(248,183,452)
Interest expenses	28,724,758	—	—	28,724,758
Interest paid	(28,724,758)	—	—	(28,724,758)

At December 31, 2017	351,609,630	—	—	351,609,630
Cash flow changes from financing activities	(29,610,081)	—	—	(29,610,081)
Interest expenses	9,047,063	—	—	9,047,063
Interest paid	(9,047,063)	—	—	(9,047,063)

At December 31, 2018	321,999,549	—	—	321,999,549
Cash flow changes from financing activities	(4,277,111)	20,813,810	95,995,690	112,532,389
Interest expense	27,705,955	—	—	27,705,955
Interest paid	(27,705,955)	—	—	(27,705,955)

At December 31, 2019	317,722,438	20,813,810	95,995,690	434,531,938

(c)	Changes in the movement of balances with related parties

	Year ended December 31, 2017
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Operating activities	(2,104,418)	(460,296,468)	284,494,845
Financing activities	—	1,675,510,800	—

Net cash (outflow) / inflow	(2,104,418)	1,215,214,332	284,494,845

	Year ended December 31, 2018
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Operating activities	7,500	(699,864,420)	439,200,382
Financing activities	—	203,607,914	—
Net cash inflow/(outflow)	7,500	(496,256,506)	439,200,382

	Year ended December 31, 2019
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(2,957,926,150)

Net cash outflow	—	—	(2,957,926,150)